Accrued expenses	9 Months Ended
Sep. 30, 2013
Accrued expenses [Abstract]
Accrued expenses

Note 4 - Accrued expenses:

Accrued expenses at December 31, consisted of the following:

	2012	2011

Sales tax payable	$750,612	$256,181
Legal	248,068	248,068
Payroll and related	258,644	495,411
Interest	277,633	-
Management fees	-	167,858
Due to hotels	250,721	-
Property and equipment	242,814	636,021
Other	385,639	390,392

Totals	$2,414,131	$2,193,931